PROPERTY ACQUISITION AND DIVESTITURE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Pro Forma Information [Table Text Block]
	December 31,
	2016	2015
	(In thousands, except share data)

Revenue	$4,989	$3,173
Net loss	$(35,835)	$(75,808)
Net loss attributable to common stockholders	$(45,288)	$(76,528)
Net loss per common share basic and diluted	$(4.00)	$(13.32)
Weighted average shares outstanding:
Basic and diluted	11,328,252	5,745,785

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table sets forth the Company’s purchase price allocation (in thousands, except shares data and stock price):

Shares of Lilis Common Stock issued to Brushy shareholders		5,785,119
Lilis Common Stock closing price on June 23, 2016		$1.20
Fair value of Common Stock issued		$6,942
Cash consideration paid to SOS		500
SOS Note		1,000
Fair value of SOS warrant		170
Warrant liability - repricing derivative		164
Advance to Brushy pre-merger		2,508
Total purchase price		11,284
Plus: liabilities assumed by Lilis
Current Liabilities
Account payable and accrued expenses	$5,447
Term loan - Independent Bank	11,379	16,826

Long-Term Debt		19
Asset Retirement Obligation		777
Amount attributable to liabilities assumed		17,622
		$28,906
Fair Value of Brushy Assets
Current Assets:
Cash	$706
Other current assets	624
		$1,330
Oil and Gas Properties:
Evaluated properties	7,512
Unevaluated properties	19,662
		27,174
Other assets
Other Property Plant & Equipment	42
Other assets	360	402
Total Asset Value		$28,906

Brushy Resources, Inc [Member]
Business Acquisition, Pro Forma Information [Table Text Block]
It is not intended to be indicative of the Company's results of operations or financial position that might have been achieved had the acquisition been completed as of the dates presented, or the Company's future results of operations or financial position.

in thousands, except share data	Year Ended December 31, 2014
Oil, natural gas, and related product sales	$20,855

Net loss	$2,442

Net loss per basic and diluted common share	$0.20

Weighted average basic and diluted common shares outstanding	12,362,336

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the purchase price and values of assets acquired and liabilities assumed:

Fair value of assets acquired and liabilities assumed (in thousands)
Proved oil and natural gas properties (1)	$17,662
Revenue payable	(27)
Asset retirement obligations	(832)
Total fair value of assets acquired and liabilities assumed, net	$16,803

Cash consideration transferred	$16,803

(1) Amount includes asset retirement costs of approximately $832.

Disposal Groups, Including Discontinued Operations [Table Text Block]
The following table summarized the results of operation from the properties sold during three months ended March 31, 2015:

Oil, natural gas, and related product sales	$720
Expenses	138
Operating income	$582

The following table summarized the results of operation from the properties sold:

($ in thousands)	Year Ended December 31, 2015	Year Ended December 31, 2014
Oil, natural gas, and related product sales	$1,368	$6,720
Expenses	269	782
Operating income	$1,099	$5,938